Premises and Equipment - Schedule of Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Total	$ 62,333	$ 62,268
Less accumulated depreciation	31,167	30,221
Premises and equipment, net	31,166	32,047
Land and land improvements
Property, Plant and Equipment
Total	9,190	9,683
Buildings and improvements
Property, Plant and Equipment
Total	36,401	35,195
Furniture and equipment
Property, Plant and Equipment
Total	13,675	13,214
Operating leases - right of use asset
Property, Plant and Equipment
Total	2,796	2,073
Construction in progress
Property, Plant and Equipment
Total	$ 271	$ 2,103